Average Annual Total Returns - FidelityShortDurationHighIncomeFund-AMCIZPRO - FidelityShortDurationHighIncomeFund-AMCIZPRO - Fidelity Short Duration High Income Fund	Jun. 29, 2024
Fidelity Advisor Short Duration High Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	10.23%
Past 5 years	3.99%
Past 10 years	3.05%
Fidelity Advisor Short Duration High Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	5.56%
Past 5 years	2.88%
Past 10 years	2.37%
Fidelity Advisor Short Duration High Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.09%
Past 5 years	1.20%
Past 10 years	0.68%
Fidelity Advisor Short Duration High Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.22%
Past 5 years	1.48%
Past 10 years	1.04%
Fidelity Advisor Short Duration High Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	5.56%
Past 5 years	2.88%
Past 10 years	2.37%
Fidelity Advisor Short Duration High Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	8.14%
Past 5 years	2.96%
Past 10 years	2.18%
Fidelity Advisor Short Duration High Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	10.20%
Past 5 years	4.08%
Since Inception	3.17%	[1]
ML221
Average Annual Return:
Past 1 year	11.56%
Past 5 years	4.92%
Past 10 years	4.10%
F1879
Average Annual Return:
Past 1 year	11.89%
Past 5 years	5.21%
Past 10 years	4.18%

[1]	A From October 2, 2018 .